FVM - Movements of level 3 instruments - Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	$ 401,514
Balance at the end of period	414,123	$ 401,514
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	20,405
Balance at the end of period	19,415	20,405
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	4,100	5,600
Net gains / losses included in comprehensive income	300	(700)
of which: related to instruments held at the end of the period	300	200
Purchases	0	0
Sales	(0)	(200)
Issuances	2,300	1,800
Settlements	(1,500)	(2,300)
Transfers into Level 3	400	600
Transfers out of Level 3	(600)	(800)
Foreign currency translation	100	(100)
Balance at the end of period	5,000	4,100
Level 3 | Derivative financial instruments | of which: Interest rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	300	200
Net gains / losses included in comprehensive income	0	0
of which: related to instruments held at the end of the period	(100)	100
Purchases	0	0
Sales	(0)	(0)
Issuances	200	0
Settlements	(200)	(100)
Transfers into Level 3	0	200
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	300	300
Level 3 | Derivative financial instruments | of which: Equity / index
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	3,100	3,300
Net gains / losses included in comprehensive income	300	300
of which: related to instruments held at the end of the period	400	300
Purchases	0	0
Sales	(0)	(0)
Issuances	1,900	1,600
Settlements	(1,000)	(1,900)
Transfers into Level 3	300	500
Transfers out of Level 3	(500)	(600)
Foreign currency translation	0	(100)
Balance at the end of period	4,200	3,100
Level 3 | Derivative financial instruments | of which: Credit
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	400	600
Net gains / losses included in comprehensive income	(100)	(200)
of which: related to instruments held at the end of the period	0	(100)
Purchases	0	0
Sales	(0)	(0)
Issuances	100	200
Settlements	(200)	(100)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(100)
Foreign currency translation	0	0
Balance at the end of period	300	400
Level 3 | Derivative financial instruments | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	100	1,000
Net gains / losses included in comprehensive income	0	(700)
of which: related to instruments held at the end of the period	0	0
Purchases	0	0
Sales	(0)	(100)
Issuances	0	0
Settlements	(0)	(100)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(100)
Foreign currency translation	0	0
Balance at the end of period	0	100
Level 3 | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	13,300	15,300
Net gains / losses included in comprehensive income	900	(300)
of which: related to instruments held at the end of the period	800	100
Purchases	0	0
Sales	(0)	(0)
Issuances	4,300	4,200
Settlements	(3,400)	(4,000)
Transfers into Level 3	800	1,800
Transfers out of Level 3	(3,700)	(3,400)
Foreign currency translation	400	(300)
Balance at the end of period	12,700	13,300
Level 3 | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	2,800	2,600
Net gains / losses included in comprehensive income	100	(100)
of which: related to instruments held at the end of the period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	700	1,300
Settlements	(2,000)	(1,400)
Transfers into Level 3	0	400
Transfers out of Level 3	(0)	(100)
Foreign currency translation	0	(100)
Balance at the end of period	$ 1,600	$ 2,800